UNITED STATES
			  SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

				      FORM 13F

				 FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:	Beacon Asset Management, LLC
	50 Milk Street
	Boston, MA 02109-5003

13F File Number: 028-05183

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and That it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Managers:
Name:	John K. Beeten
Title:	President
Phone:	(617) 263-2420
Signature, Place, and Date of Signing:
John K. Beeten  Boston, Massachusetts	January 29, 2001
Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE
[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		52

Form 13F Information Table Value Total:		$134,855

List of Other Included Managers: 		NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO COM        COM              025816109      434 7900.000 SH       SOLE                 7900.000
AMERICAN INTL GROUP COM        COM              026874107     6723 68206.000SH       SOLE                68206.000         13000.000
ANALOG DEVICES INC COM         COM              032654105     3622 70754.000SH       SOLE                70754.000         19200.000
AOL TIME WARNER                COM              00184A105     3847 110536.000SH      SOLE               110536.000         14000.000
APPLIED MATERIALS INC COM      COM              038222105      884 23150.000SH       SOLE                23150.000
BANK NEW YORK INC COM          COM              064057102      354 6413.000 SH       SOLE                 6413.000
BANK OF AMERICA CORP COM       COM              060505104      689 15018.000SH       SOLE                15018.000
BELLSOUTH CORP COM             COM              079860102      646 15778.000SH       SOLE                15778.000
BP AMOCO P L C SPONSORED ADR   COM              055622104      422 8812.000 SH       SOLE                 8812.000
BRISTOL-MYERS SQUIBB           COM              110122108     4611 62370.000SH       SOLE                62370.000          9800.000
CHASE MANHATTAN NEW COM        COM              16161A108     2817 61988.000SH       SOLE                61988.000         10000.000
CISCO SYSTEMS                  COM              17275R102     7199 188220.000SH      SOLE               188220.000         34000.000
CITIGROUP INC COM              COM              172967101     6666 130547.000SH      SOLE               130547.000         24800.000
CORNING INC COM                COM              219350105      679 12850.000SH       SOLE                12850.000
CVS CORP COM                   COM              126650100     2385 39787.000SH       SOLE                39787.000
EMC CORP. MASS                 COM              268648102    13762 206940.000SH      SOLE               206940.000         38000.000
EXXON MOBIL CORPORATION        COM              30231g102      812 9339.000 SH       SOLE                 9339.000
FANNIE MAE                     COM              313586109     3336 38450.000SH       SOLE                38450.000
FLEET BOSTON FINANCIAL CORP    COM              339030108     6069 161575.000SH      SOLE               161575.000         29397.000
GENERAL ELEC CO COM            COM              369604103     4347 90687.000SH       SOLE                90687.000
GOLDMAN SACHS GROUP            COM              38141G104     1326 12400.000SH       SOLE                12400.000
HOME DEPOT INC COM             COM              437076102     4334 94851.000SH       SOLE                94851.000         23000.000
I2 TECHNOLOGIES INC COM        COM              465754109     1235 22718.000SH       SOLE                22718.000
INTEL CORP                     COM              458140100     1150 38260.000SH       SOLE                38260.000
INTERNATIONAL BUSINESS MACHINE COM              459200101     3836 45125.000SH       SOLE                45125.000         13000.000
JDS UNIPHASE CORP COM          COM              46612J101      719 17250.000SH       SOLE                17250.000
JOHNSON & JOHNSON              COM              478160104     6266 59645.000SH       SOLE                59645.000         10000.000
LILLY ELI COMPANY              COM              532457108      805 8650.000 SH       SOLE                 8650.000
LOWES COS INC COM              COM              548661107      807 18141.000SH       SOLE                18141.000
MERCK & CO INC COM             COM              589331107     3127 33404.000SH       SOLE                33404.000          8800.000
MERRILL LYNCH & CO INC COM     COM              590188108     1195 17520.000SH       SOLE                17520.000          6000.000
MICROSOFT CORP.                COM              594918104     2419 55760.000SH       SOLE                55760.000
NOKIA CORP SPONSORED ADR       COM              654902204     4200 96550.000SH       SOLE                96550.000         23700.000
NORTEL NETWORKS CORP.          COM              656568102     1570 48960.000SH       SOLE                48960.000
PFIZER INC COM                 COM              717081103     5619 122161.250SH      SOLE               122161.250         22000.000
SAFEWAY INC COM NEW            COM              786514208      409 6550.000 SH       SOLE                 6550.000
SBC COMMUNICATIONS INC COM     COM              78387G103     1288 26969.000SH       SOLE                26969.000
SCHERING-PLOUGH CORP.          COM              806605101     4993 87976.000SH       SOLE                87976.000         20000.000
STANDARD & POOR'S DEP RECPT TR COM              78462F103      773 5890.000 SH       SOLE                 5890.000
STAPLES INC COM                COM              855030102      829 70150.000SH       SOLE                70150.000
STATE STR CORP COM             COM              857477103     1014 8160.000 SH       SOLE                 8160.000
SUN MICROSYSTEMS INC COM       COM              866810104     1471 52780.000SH       SOLE                52780.000
TELLABS INC COM                COM              879664100     4051 71700.000SH       SOLE                71700.000         16000.000
TERADYNE INC COM               COM              880770102      264 7100.000 SH       SOLE                 7100.000
TEXAS INSTRS INC COM           COM              882508104     1230 25970.000SH       SOLE                25970.000
TYCO INTL LTD NEW COM          COM              902124106     7806 140650.000SH      SOLE               140650.000         22000.000
UIT NASDAQ 100 TR              COM              631100104      514 8800.000 SH       SOLE                 8800.000
VERIZON COMMUNICATIONS COM     COM              92343v104      278 5540.000 SH       SOLE                 5540.000
WAL MART STORES INC COM        COM              931142103      834 15700.000SH       SOLE                15700.000
JOHN HANCOCK BK&THRIFT SH BEN  CLSD END         409735107      137 15471.274SH       SOLE                15471.274
AES CORP (CALL 8/15/01 @102.57 CONV             00130HAN5       42    20000 PRN      SOLE                    20000
HERCULES INC (SF 4/26/00 @100) CONV             427056AK2       13    10000 PRN      SOLE                    10000